Capital Stock (Detail) $ in Thousands	Mar. 16, 2021 ARS ($) shares
Disclosure of Capital Stock [line items]
Expenses related to the capital increase | $	$ 242,684
Tarjetas Regionales SA
Disclosure of Capital Stock [line items]
Number of shares issued (in shares) | shares	47,927,494